General Information - Additional Information (Detail) ₩ in Millions		12 Months Ended
	Mar. 02, 2022	Dec. 31, 2022 KRW (₩) Entity	Dec. 31, 2021 KRW (₩)	Dec. 31, 2020 KRW (₩)
Disclosure of general information [Line Items]
Number of associates and joint ventures | Entity		130
Increase (decrease) in ownership interests in subsidiaries | ₩		₩ 418,044	₩ 543,464	₩ 134,958
Dividends paid by subsidiaries | ₩		122,838	133,125
POSCO CHEMICAL CO., LTD. and others [member]
Disclosure of general information [Line Items]
Increase (decrease) in ownership interests in subsidiaries | ₩		₩ (7,827)	₩ 83,546
POSCO HOLDINGS INC [Member]
Disclosure of general information [Line Items]
Ownership (%)	100.00%
Domestic [member]
Disclosure of general information [Line Items]
Number of subsidiaries | Entity		45
Foreign [member]
Disclosure of general information [Line Items]
Number of subsidiaries | Entity		135